Putnam Investments

One Post Office Square

Boston, MA 02109

August 17, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237) (The “Trust), on behalf of its Putnam Capital Opportunities Fund and Putnam Growth Opportunities Fund series (the “Funds”).

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to prospectus supplements to the Funds dated July 30, 2012.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext. 17006.

Very truly yours,

Jeffrey M. Jensen

Legal Products Specialist

Cc Jesse R. Ritter, Esq.

      Putnam Investments

      James E. Thomas, Esq.

      Ropes & Gray LLP